CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME [Abstract]
Net (loss) income	$ 447,827	$ 162,682	$ (1,657,772)
Foreign currency translation adjustments:
Change in foreign currency translation adjustment	(85,548)	(695)	(81,620)
Available-for-sale investments:
Change in unrealized (loss) gain	(2,628)	5,067	(7,930)
Reclassification adjustment to net (loss) income	(1,194)	148	212
Total other comprehensive (loss) income, net of tax	(89,370)	4,520	(89,338)
Total comprehensive loss (income) attributable to non-controlling interests	716	(13,261)	11,129
Total comprehensive (loss) income attributable to Sea Limited's ordinary shareholders	$ 359,173	$ 153,941	$ (1,735,981)